Effects on Initial Application of IFRS 9 and Information for the Year Ended December 31,2017 in Conformity With IAS 39 - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Contract assets		$ 377,869		$ 299,835	$ 254,997
Retained earnings		4,651,215	$ 155,507	3,602,663
Deferred tax assets	$ 212,372	$ 194,552	$ 6,505	$ 226,716
VIGOUR TECHNOLOGY Corporation [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment loss of investments	$ 41,336
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Contract assets					(115)
Accounts receivable					(1,819)
Other receivables					(5)
Other receivables-related parties					(2)
Retained earnings					(1,940)
Deferred tax assets					$ 1